FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$9,423	$37,330	$1,255,987	$792,936	$1,023,224
Net Assets	$9,423	$37,330	$1,255,987	$792,936	$1,023,224

NET ASSETS, representing:
Accumulation units	$9,423	$37,330	$1,255,987	$792,936	$1,023,224
	$9,423	$37,330	$1,255,987	$792,936	$1,023,224

Units outstanding	4,704	5,380	48,247	58,333	99,070

Portfolio shares held	942	2,384	12,804	17,964	25,793
Portfolio net asset value per share	$10.00	$15.66	$98.09	$44.14	$39.67
Investment in portfolio shares, at cost	$9,423	$27,914	$292,276	$281,933	$378,897

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$4	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	127	470	14,936	10,159	13,531
Reimbursement for excess expenses	—	(9)	(722)	(1,752)	(1,849)

NET EXPENSES	127	461	14,214	8,407	11,682

NET INVESTMENT INCOME (LOSS)	(123)	(461)	(14,214)	(8,407)	(11,682)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	261	67,392	87,356	153,777
Net change in unrealized appreciation (depreciation) on investments	—	(558)	151,968	43,901	(16,790)

NET GAIN (LOSS) ON INVESTMENTS	—	(297)	219,360	131,257	136,987

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(123)	$(758)	$205,146	$122,850	$125,305

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$50,361	$18,524	$71,538	$274,165	$33,661
Net Assets	$50,361	$18,524	$71,538	$274,165	$33,661

NET ASSETS, representing:
Accumulation units	$50,361	$18,524	$71,538	$274,165	$33,661
	$50,361	$18,524	$71,538	$274,165	$33,661

Units outstanding	3,005	2,529	5,232	13,454	3,669

Portfolio shares held	1,057	2,777	2,086	2,438	592
Portfolio net asset value per share	$47.64	$6.67	$34.30	$112.45	$56.82
Investment in portfolio shares, at cost	$20,094	$14,161	$85,932	$104,587	$11,026

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	575	385	841	3,059	399
Reimbursement for excess expenses	—	—	—	—	—

NET EXPENSES	575	385	841	3,059	399

NET INVESTMENT INCOME (LOSS)	(575)	(385)	(841)	(3,059)	(399)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	324	6,558	(235)	1,750	261
Net change in unrealized appreciation (depreciation) on investments	10,709	(3,702)	14,900	59,074	4,973

NET GAIN (LOSS) ON INVESTMENTS	11,033	2,856	14,665	60,824	5,234

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,458	$2,471	$13,824	$57,765	$4,835
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$3,637	$59,194
Net Assets	$3,637	$59,194

NET ASSETS, representing:
Accumulation units	$3,637	$59,194
	$3,637	$59,194

Units outstanding	931	3,998

Portfolio shares held	259	400
Portfolio net asset value per share	$14.05	$147.90
Investment in portfolio shares, at cost	$3,523	$10,529

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
	1/1/2021	1/1/2021
	to	to
	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	57	696
Reimbursement for excess expenses	—	—

NET EXPENSES	57	696

NET INVESTMENT INCOME (LOSS)	(57)	(696)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	187	561
Net change in unrealized appreciation (depreciation) on investments	(424)	7,657

NET GAIN (LOSS) ON INVESTMENTS	(237)	8,218

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(294)	$7,522

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(123)	$(461)	$(14,214)	$(8,407)	$(11,682)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	261	67,392	87,356	153,777
Net change in unrealized appreciation (depreciation) on investments	—	(558)	151,968	43,901	(16,790)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(123)	(758)	205,146	122,850	125,305

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	(76,697)	(70,820)	(53,987)
Surrenders, withdrawals and death benefits	(4,201)	(585)	—	(60,696)	(187,608)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(4,201)	(585)	(76,697)	(131,516)	(241,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,324)	(1,343)	128,449	(8,666)	(116,290)

NET ASSETS
Beginning of period	13,747	38,673	1,127,538	801,602	1,139,514
End of period	$9,423	$37,330	$1,255,987	$792,936	$1,023,224

Beginning units	6,780	5,464	51,516	68,499	123,748
Units issued	—	—	—	—	—
Units redeemed	(2,076)	(84)	(3,269)	(10,166)	(24,678)
Ending units	4,704	5,380	48,247	58,333	99,070

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(575)	$(385)	$(841)	$(3,059)	$(399)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	324	6,558	(235)	1,750	261
Net change in unrealized appreciation (depreciation) on investments	10,709	(3,702)	14,900	59,074	4,973

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,458	2,471	13,824	57,765	4,835

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	(30,048)	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(30,048)	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,458	(27,577)	13,824	57,765	4,835

NET ASSETS
Beginning of period	39,903	46,101	57,714	216,400	28,826
End of period	$50,361	$18,524	$71,538	$274,165	$33,661

Beginning units	3,005	6,710	5,232	13,454	3,669
Units issued	—	—	—	—	—
Units redeemed	—	(4,181)	—	—	—
Ending units	3,005	2,529	5,232	13,454	3,669

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
	1/1/2021	1/1/2021
	to	to
	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(57)	$(696)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	187	561
Net change in unrealized appreciation (depreciation) on investments	(424)	7,657

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(294)	7,522

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—
Surrenders, withdrawals and death benefits	(4,729)	—
Net transfers between other subaccounts
or fixed rate option	—	—
Miscellaneous transactions	—	25

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(4,729)	25

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,023)	7,547

NET ASSETS
Beginning of period	8,660	51,647
End of period	$3,637	$59,194

Beginning units	2,120	3,997
Units issued	—	1
Units redeemed	(1,189)	—
Ending units	931	3,998

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(157)	$(450)	$(12,239)	$(7,707)	$(12,486)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	130	126,910	20,122	106,930
Net change in unrealized appreciation (depreciation) on investments	—	2,901	148,747	51,947	22,352

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(157)	2,581	263,418	64,362	116,796

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	(167,223)	—	(59,480)
Surrenders, withdrawals and death benefits	(3,726)	(147)	—	(27,729)	(118,092)
Net transfers between other subaccounts
or fixed rate option	—	—	(6,676)	—	—
Miscellaneous transactions	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(3,726)	(147)	(173,899)	(27,729)	(177,572)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,883)	2,434	89,519	36,633	(60,776)

NET ASSETS
Beginning of period	17,630	36,239	1,038,019	764,969	1,200,290
End of period	$13,747	$38,673	$1,127,538	$801,602	$1,139,514

Beginning units	8,612	5,486	60,462	70,906	143,711
Units issued	—	—	—	—	—
Units redeemed	(1,832)	(22)	(8,946)	(2,407)	(19,963)
Ending units	6,780	5,464	51,516	68,499	123,748

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(442)	$(529)	$(595)	$(2,305)	$(476)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	605	52	(1,933)	979	10,391
Net change in unrealized appreciation (depreciation) on investments	640	2,996	8,478	32,159	(4,395)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	803	2,519	5,950	30,833	5,520

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	(2,760)	—	(15,196)
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(990)	—	—	—	(1,476)
Miscellaneous transactions	—	—	—	—	(25)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(990)	—	(2,760)	—	(16,697)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(187)	2,519	3,190	30,833	(11,177)

NET ASSETS
Beginning of period	40,090	43,582	54,524	185,567	40,003
End of period	$39,903	$46,101	$57,714	$216,400	$28,826

Beginning units	3,089	6,710	5,481	13,454	5,826
Units issued	—	—	—	—	—
Units redeemed	(84)	—	(249)	—	(2,157)
Ending units	3,005	6,710	5,232	13,454	3,669

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
	1/1/2020	1/1/2020
	to	to
	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(157)	$(885)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	6,572	32,263
Net change in unrealized appreciation (depreciation) on investments	(4,910)	859

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,505	32,237

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	(39,786)
Surrenders, withdrawals and death benefits	(40,267)	—
Net transfers between other subaccounts
or fixed rate option	9,142	—
Miscellaneous transactions	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(31,125)	(39,786)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,620)	(7,549)

NET ASSETS
Beginning of period	38,280	59,196
End of period	$8,660	$51,647

Beginning units	9,919	7,067
Units issued	2,238	—
Units redeemed	(10,037)	(3,070)
Ending units	2,120	3,997

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2021

Note 1:    General

Pruco Life of New Jersey Single Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on April 15, 1985 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of Discovery Plus Annuity contract (the “contract” or "product") are invested in the Account. The portion of the Account’s assets applicable to the contract is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contract. The contract offers the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund or the Advanced Series Trust (collectively, the "Portfolios").

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)	PSF Natural Resources Portfolio (Class I) (formerly Prudential
(formerly Prudential Government Money Market Portfolio	Natural Resources Portfolio (Class I))
(Class I))	PSF Stock Index Portfolio (Class I) (formerly Prudential Stock
PSF PGIM Total Return Bond Portfolio (Class I) (formerly	Index Portfolio)
Prudential Diversified Bond Portfolio)	PSF Global Portfolio (Class I) (formerly Prudential Global
PSF PGIM Jennison Blend Portfolio (Class I) (formerly	Portfolio)
Prudential Equity Portfolio (Class I))	PSF PGIM Government Income Portfolio (Class I) (formerly
PSF PGIM Flexible Managed Portfolio (Class I) (formerly	Prudential Government Income Portfolio)
Prudential Flexible Managed Portfolio)	PSF PGIM Jennison Growth Portfolio (Class I) (formerly
PSF PGIM 50/50 Balanced Portfolio (Class I) (formerly	Prudential Jennison Portfolio (Class I))
Prudential Conservative Balanced Portfolio)	PSF Small-Cap Stock Index Portfolio (Class I) (formerly
PSF PGIM Jennison Value Portfolio (Class I) (formerly	Prudential Small Capitalization Stock Portfolio)*
Prudential Value Portfolio (Class I))	AST Cohen & Steers Realty Portfolio*
PSF PGIM High Yield Bond Portfolio (Class I) (formerly
Prudential High Yield Bond Portfolio)

*	Subaccount was available for investment but had no assets as of December 31, 2021, and had no activity during 2021.

There were no mergers during the period ended December 31, 2021.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of the product which invests in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

COVID-19 - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not
A10

Note 1:    General (continued)
possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2021, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments
The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2021 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$—	$4,329
PSF PGIM Total Return Bond Portfolio (Class I)	—	1,046
PSF PGIM Jennison Blend Portfolio (Class I)	—	90,912
PSF PGIM Flexible Managed Portfolio (Class I)	—	139,923
PSF PGIM 50/50 Balanced Portfolio (Class I)	—	253,277
PSF PGIM Jennison Value Portfolio (Class I)	—	575
PSF PGIM High Yield Bond Portfolio (Class I)	—	30,432
PSF Natural Resources Portfolio (Class I)	—	841
PSF Stock Index Portfolio (Class I)	—	3,059
PSF Global Portfolio (Class I)	—	399
PSF PGIM Government Income Portfolio (Class I)	—	4,787
PSF PGIM Jennison Growth Portfolio (Class I)	23	694

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC (formerly QMA LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total returns by subaccount is presented below for each of the five years in the period ended December 31, 2021.

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2021	5	$2.00	$9	0.04%	1.25%	-1.21%
December 31, 2020	7	$2.03	$14	0.31%	1.25%	-0.96%
December 31, 2019	9	$2.05	$18	1.88%	1.25%	0.66%
December 31, 2018	6	$2.03	$13	1.43%	1.25%	0.27%
December 31, 2017	21	$2.03	$43	0.52%	1.25%	-0.69%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2021	5	$6.94	$37	0.00%	1.23%	-1.96%
December 31, 2020	5	$7.08	$39	0.00%	1.22%	7.15%
December 31, 2019	5	$6.61	$36	0.00%	1.21%	9.57%
December 31, 2018	6	$6.03	$33	0.00%	1.21%	-1.36%
December 31, 2017	9	$6.11	$53	0.00%	1.21%	5.73%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2021	48	$26.03	$1,256	0.00%	1.19%	18.94%
December 31, 2020	52	$21.89	$1,128	0.00%	1.18%	27.49%
December 31, 2019	60	$17.17	$1,038	0.00%	1.18%	27.38%
December 31, 2018	62	$13.48	$838	0.00%	1.18%	-5.97%
December 31, 2017	62	$14.33	$892	0.00%	1.18%	24.32%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2021	58	$13.59	$793	0.00%	1.04%	16.16%
December 31, 2020	68	$11.70	$802	0.00%	1.03%	8.47%
December 31, 2019	71	$10.79	$765	0.00%	1.02%	18.66%
December 31, 2018	73	$9.09	$665	0.00%	1.03%	-5.16%
December 31, 2017	82	$9.59	$790	0.00%	1.02%	13.80%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2021	99	$10.33	$1,023	0.00%	1.08%	12.16%
December 31, 2020	124	$9.21	$1,140	0.00%	1.07%	10.25%
December 31, 2019	144	$8.35	$1,200	0.00%	1.06%	17.24%
December 31, 2018	146	$7.12	$1,040	0.00%	1.07%	-3.50%
December 31, 2017	168	$7.38	$1,238	0.00%	1.06%	11.18%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2021	3	$16.76	$50	0.00%	1.25%	26.21%
December 31, 2020	3	$13.28	$40	0.00%	1.25%	2.30%
December 31, 2019	3	$12.98	$40	0.00%	1.25%	24.50%
December 31, 2018	4	$10.43	$42	0.00%	1.25%	-11.00%
December 31, 2017	4	$11.71	$47	0.00%	1.25%	15.54%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2021	3	$7.32	$19	0.00%	1.25%	6.59%
December 31, 2020	7	$6.87	$46	0.00%	1.25%	5.78%
December 31, 2019	7	$6.50	$44	0.00%	1.25%	14.89%
December 31, 2018	7	$5.65	$38	2.82%	1.25%	-2.49%
December 31, 2017	7	$5.80	$39	6.11%	1.25%	6.47%

	PSF Natural Resources Portfolio (Class I)
December 31, 2021	5	$13.67	$72	0.00%	1.25%	23.95%
December 31, 2020	5	$11.03	$58	0.00%	1.25%	10.89%
December 31, 2019	5	$9.95	$55	0.00%	1.25%	9.32%
December 31, 2018	5	$9.10	$50	0.00%	1.25%	-19.09%
December 31, 2017	5	$11.25	$62	0.00%	1.25%	-1.42%

A13

Note 7:    Financial Highlights (continued)

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF Stock Index Portfolio (Class I)
December 31, 2021	13	$20.38	$274	0.00%	1.25%	26.69%
December 31, 2020	13	$16.08	$216	0.00%	1.25%	16.62%
December 31, 2019	13	$13.79	$186	0.00%	1.25%	29.45%
December 31, 2018	13	$10.65	$143	0.00%	1.25%	-5.80%
December 31, 2017	13	$11.31	$152	1.52%	1.25%	19.97%

	PSF Global Portfolio (Class I)
December 31, 2021	4	$9.17	$34	0.00%	1.25%	16.76%
December 31, 2020	4	$7.86	$29	0.00%	1.25%	14.40%
December 31, 2019	6	$6.87	$40	0.00%	1.25%	28.78%
December 31, 2018	7	$5.33	$38	0.00%	1.25%	-8.46%
December 31, 2017	7	$5.83	$41	0.00%	1.25%	23.30%

	PSF PGIM Government Income Portfolio (Class I)
December 31, 2021	1	$3.91	$4	0.00%	1.25%	-4.37%
December 31, 2020	2	$4.08	$9	0.00%	1.25%	5.84%
December 31, 2019	10	$3.86	$38	0.00%	1.25%	5.30%
December 31, 2018	10	$3.67	$36	0.00%	1.25%	-0.62%
December 31, 2017	10	$3.69	$37	0.00%	1.25%	1.66%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2021	4	$14.80	$59	0.00%	1.25%	14.57%
December 31, 2020	4	$12.92	$52	0.00%	1.25%	54.27%
December 31, 2019	7	$8.38	$59	0.00%	1.25%	31.69%
December 31, 2018	15	$6.36	$95	0.00%	1.25%	-2.01%
December 31, 2017	15	$6.49	$97	0.00%	1.25%	35.01%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2021 or from the effective date of the subaccount through the end of the reporting period. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

Note 8:     Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A. Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contract may exceed related

Note 8:     Charges and Expenses (continued)

charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B. Administration Charge

The administration charge, at an effective annual rate of 0.35%, is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

C. Expense Reimbursement

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. Pursuant to a prior merger agreement, the PSF PGIM Government Money Market Portfolio (Class I), PSF PGIM Total Return Bond Portfolio (Class I), PSF PGIM Jennison Blend Portfolio (Class I), PSF PGIM Flexible Managed Portfolio (Class I) and PSF PGIM 50/50 Balanced Portfolio (Class I) subaccounts of the Account are reimbursed by Pruco Life of New Jersey for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund.

Note 9:     Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Single Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account indicated in the table below as of December 31, 2021, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account as of December 31, 2021, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)	PSF Stock Index Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)	PSF Global Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)

Basis for Opinions

These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 19, 2022

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account since at least 2013. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account.